Share-Based Compensation - Valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CMVT | Stock options 2021 plan
Valuation assumptions:
Expected dividend yield		0.00%		0.00%
Expected volatility		44.17%		43.82%
Expected term (years)		3 years 1 month 15 days		3 years 1 month 15 days
Risk-free interest rate		1.081%		0.223%
CMVT | Stock option 2023 plan
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	39.76%
Expected term (years)	3 years 1 month 15 days
Risk-free interest rate	1.15%
Liqxtal Technology Inc | Stock options 2021 plan
Valuation assumptions:
Expected dividend yield	0.00%
Expected volatility	30.06%
Expected term (years)	1 year 3 months
Risk-free interest rate	0.107%
Emza | Stock options 2022 plan
Valuation assumptions:
Expected dividend yield			0.00%
Expected volatility			54.05%
Expected term (years)			6 years 1 month 9 days
Risk-free interest rate			0.65%
Weighted average remaining contractual term, Balance (in years)			6 years 1 month 9 days